Putnam ESG High Yield ETF
The fund's portfolio
7/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (85.9%)(a)
	Principal amount	Value
Advertising and marketing services (0.5%)
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	$320,000	$267,594
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	280,000	258,825
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29	20,000	16,976

		543,395
Aerospace and defense (0.8%)
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	155,000	157,587
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	765,000	667,801

		825,388
Basic materials (10.2%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	365,000	367,942
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	805,000	688,946
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	720,000	657,000
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	495,000	492,454
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	480,000	481,784
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	160,000	161,144
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	350,000	303,589
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	285,000	255,110
Constellium SE 144A sr. unsec. notes 5.625%, 6/15/28 (France)	970,000	924,024
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	915,000	796,050
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	800,000	608,696
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	330,000	285,038
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	510,000	446,277
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	485,000	397,143
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	490,000	440,392
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28	300,000	290,250
Olympus Water US Holding Corp. 144A sr. notes 4.25%, 10/1/28	820,000	657,182
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	250,000	204,063
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	440,000	393,678
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	315,000	273,710
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	370,000	309,413
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	295,000	173,436
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	490,000	406,199
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	140,000	131,968
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	270,000	269,325
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	320,000	270,045

		10,684,858
Broadcasting (3.9%)
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	510,000	331,990
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	660,000	460,545
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	640,000	437,830
iHeartCommunications, Inc. 144A company guaranty sr. notes 4.75%, 1/15/28	70,000	53,812
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	665,000	625,173
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	320,000	266,054
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	300,000	234,887
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	235,000	204,469
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	200,000	182,734
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	130,000	89,374
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	175,000	168,656
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	320,000	311,349
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	575,000	559,657
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	205,000	180,962

		4,107,492
Building materials (0.5%)
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	325,000	309,563
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	245,000	206,357

		515,920
Commercial and consumer services (1.8%)
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	720,000	603,054
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	355,000	309,454
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	410,000	377,140
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25	60,000	54,150
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 11.25%, 12/15/27	200,000	176,940
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	400,000	377,940

		1,898,678
Communication services (4.0%)
Altice Financing SA 144A company guaranty sr. notes 5.00%, 1/15/28 (Luxembourg)	820,000	636,288
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	245,000	199,764
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	415,000	379,249
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	720,000	624,072
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	245,000	201,412
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	200,000	167,014
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	300,000	155,303
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	460,000	421,327
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	250,000	241,196
SBA Communications Corp. sr. unsec. sub. notes 3.875%, 2/15/27(R)	490,000	450,188
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	240,000	254,412
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	560,000	474,624

		4,204,849
Consumer (1.0%)
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	480,000	421,200
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32	155,000	125,552
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	560,000	504,000

		1,050,752
Consumer staples (6.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	600,000	515,611
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	360,000	330,300
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	400,000	379,059
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	670,000	629,802
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	325,000	283,462
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29	355,000	309,718
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	245,000	210,210
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	560,000	481,542
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	465,000	446,840
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29	270,000	223,045
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	615,000	618,075
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	275,000	242,700
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	90,000	85,279
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	170,000	139,944
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	245,000	211,423
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	245,000	226,005
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	330,000	313,236
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	490,000	490,887
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	410,000	351,433

		6,488,571
Containers (2.0%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	810,000	662,503
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)	200,000	171,651
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29	25,000	25,000
Ball Corp. company guaranty sr. unsec. notes 2.875%, 8/15/30	640,000	527,980
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	410,000	399,952
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	320,000	325,190

		2,112,276
Electrical equipment (0.2%)
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30	250,000	248,438

		248,438
Energy (oil field) (0.7%)
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	300,000	293,394
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	250,000	247,751
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	220,000	211,928

		753,073
Entertainment (1.6%)
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	485,000	450,444
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	305,000	266,786
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	160,000	153,000
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	155,000	156,676
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	370,000	393,913
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	275,000	263,736

		1,684,555
Financials (4.7%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	560,000	530,434
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	285,000	302,385
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 2.90%, 2/16/28	970,000	834,625
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	315,000	288,167
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	165,000	145,173
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	155,000	157,947
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	405,000	404,175
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	125,000	105,390
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	80,000	76,685
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	325,000	292,361
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/29	115,000	103,082
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	250,000	212,150
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	235,000	212,840
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	160,000	158,497
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	245,000	232,287
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	245,000	212,255
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	235,000	198,796
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	245,000	234,124
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	330,000	328,669

		5,030,042
Gaming and lottery (5.4%)
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	805,000	720,294
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	480,000	484,810
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	910,000	801,094
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	610,000	536,800
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	685,000	613,960
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	575,000	540,814
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	325,000	287,970
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	520,000	518,700
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	85,000	71,825
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	495,000	449,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	460,000	437,195
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	220,000	219,175
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	95,000	85,963

		5,767,600
Health care (7.9%)
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	165,000	138,052
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	330,000	306,811
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	320,000	277,200
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	225,000	198,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	90,000	88,379
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	165,000	146,816
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	160,000	106,041
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	90,000	71,913
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	570,000	562,459
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30	30,000	30,660
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	250,000	219,750
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	605,000	537,914
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	625,000	529,569
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	770,000	674,268
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	245,000	217,359
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	315,000	278,109
Organon Finance 1, LLC 144A sr. unsec. notes 5.125%, 4/30/31	805,000	682,389
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	165,000	151,054
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	325,000	279,445
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	400,000	380,000
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	245,000	204,278
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	160,000	136,400
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	650,000	617,235
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	325,000	314,551
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	235,000	210,570
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	330,000	320,678
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	505,000	534,038
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)	200,000	208,250

		8,422,188
Homebuilding (0.6%)
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	200,000	147,991
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	300,000	280,050
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	165,000	160,836

		588,877
Industrial (0.9%)
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	745,000	622,075
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	400,000	327,222

		949,297
Lodging/Tourism (2.5%)
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	95,000	100,494
Carnival Corp. 144A notes 10.50%, 2/1/26	395,000	416,375
Carnival Corp. 144A notes 9.875%, 8/1/27	235,000	245,690
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	235,000	217,377
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	45,000	49,102
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	405,000	373,550
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	415,000	389,063
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31	220,000	191,897
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	410,000	396,160
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	320,000	307,200

		2,686,908
Machinery (1.9%)
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	460,000	471,431
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	245,000	262,763
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	85,000	86,063
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	265,000	275,600
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	595,000	553,630
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	425,000	381,510

		2,030,997
Manufacturing (3.0%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	575,000	543,426
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	250,000	222,605
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	395,000	331,321
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	770,000	686,263
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	970,000	857,161
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	575,000	586,374

		3,227,150
Media (0.2%)
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	295,000	261,649

		261,649
Office equipment and supplies (0.2%)
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	310,000	256,105

		256,105
Oil and gas (10.3%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	260,000	266,295
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	155,000	144,474
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	485,000	412,129
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	250,000	230,198
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	295,000	299,108
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	235,000	228,142
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	475,000	470,250
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	305,000	302,685
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	140,000	143,998
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	475,000	491,625
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	212,444
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	325,000	303,150
CQP Holdco LP/BIP-V Chinook Holdco, LLC 144A sr. sub. notes 5.50%, 6/15/31	565,000	513,878
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	330,000	302,702
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	505,000	493,692
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	445,000	427,756
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	120,000	121,164
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	515,000	478,050
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	240,000	230,400
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	390,000	386,439
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	650,000	595,236
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	265,000	270,486
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	495,000	486,338
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	75,000	73,311
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	250,000	233,910
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	485,000	457,974
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	170,000	150,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	255,000	234,600
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	130,000	129,025
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	260,000	268,450
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	160,000	166,117
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	160,000	167,779
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	195,000	190,675
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	385,000	390,666
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	225,000	228,686
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	435,000	417,600

		10,920,307
Publishing (1.2%)
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	485,000	425,830
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	330,000	283,800
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	655,000	578,417

		1,288,047
Retail (2.4%)
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32	125,000	108,938
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	245,000	216,753
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	165,000	150,058
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	320,000	324,051
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	240,000	231,932
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	95,000	80,776
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32	155,000	138,328
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30	335,000	302,539
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29	485,000	473,098
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	655,000	491,250

		2,517,723
Technology (6.5%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	645,000	561,188
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	255,000	219,619
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	395,000	397,246
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	330,000	326,365
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	400,000	355,321
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	775,000	697,529
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	235,000	215,616
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	90,000	81,615
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	165,000	124,909
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	605,000	522,322
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	135,000	136,044
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	815,000	715,595
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	315,000	315,000
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	485,000	411,038
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	480,000	409,200
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	295,000	249,897
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	400,000	343,280
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	890,000	764,451

		6,846,235
Textiles (1.1%)
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	290,000	296,525
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	415,000	355,863
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	640,000	524,202

		1,176,590
Transportation (0.5%)
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	540,000	517,406

		517,406
Trucks and parts (1.2%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)	355,000	360,325
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	315,000	315,724
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	50,000	50,223
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	495,000	501,181

		1,227,453
Utilities and power (1.0%)
Calpine Corp. 144A sr. notes 3.75%, 3/1/31	130,000	106,557
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	340,000	286,190
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	210,750
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	565,000	507,420

		1,110,917
Waste Management (1.1%)
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	770,000	773,682
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	470,000	415,063

		1,188,745

Total corporate bonds and notes (cost $91,448,791)		$91,132,481

SENIOR LOANS (5.9%)(a)(c)
	Principal amount	Value
Basic materials (0.9%)
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.104%, 2/4/26	$259,197	$244,293
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	105,000	103,950
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 4/3/28	588,355	585,784

		934,027
Capital goods (0.7%)
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.454%, 10/19/28	154,613	154,999
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	164,580	161,257
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/1/28	407,919	399,862

		716,118
Communication services (0.5%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	24,873	23,746
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.433%, 7/22/27	484,141	480,587

		504,333
Consumer cyclicals (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	288,501	278,989
CMG Media Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.842%, 12/17/26	263,648	238,414
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.896%, 2/20/29	193,857	194,039
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.754%, 4/15/28	174,644	160,716
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.399%, 4/11/29	364,088	321,762
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.169%, 1/29/28	188,834	188,530
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.419%, 6/30/28	73,145	61,369

		1,443,819
Consumer staples (0.4%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	55,000	46,807
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.419%, 12/15/27	159,596	158,638
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	314,203	251,010

		456,455
Energy (0.1%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.048%, 5/27/28	99,746	99,642

		99,642
Technology (1.9%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	508,725	486,524
Epicor Software Corp. bank term loan FRN (CME Term SOFR 1 Month + 7.75%), 12.952%, 7/31/28	265,000	265,413
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.346%, 12/1/27	154,618	154,329
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	393,000	370,465
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	85,000	84,176
Rocket Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.392%, 11/28/25	288,493	287,305
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	60,000	59,138
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.618%, 5/3/26	318,384	316,435
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.863%, 4/24/28	69,646	66,499

		2,090,284

Total senior loans (cost $6,254,441)		$6,244,678

CONVERTIBLE BONDS AND NOTES (1.6%)(a)
	Principal amount	Value
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	$180,000	$186,727
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	186,000	159,272
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	193,000	158,839
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	125,000	157,563
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	99,000	203,940
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	208,000	164,944
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	182,000	156,793
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	190,000	161,500
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	199,000	160,812
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	199,000	165,447

Total convertible bonds and notes (cost $1,597,677)		$1,675,837

COMMON STOCKS (0.3%)(a)
	Shares	Value
EQT Corp.	5,120	$215,962
OneMain Holdings, Inc.	3,282	149,265

Total common stocks (cost $295,238)		$365,227

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value
Chart Industries, Inc. $3.375 cv. pfd.	2,927	$199,212
KKR & Co., Inc. $3.00 cv. pfd.	2,324	162,424

Total convertible preferred stocks (cost $321,514)		$361,636

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/shares	Value
Interest in $274,972,000 joint tri-party repurchase agreement dated 7/31/2023 with BofA Securities, Inc. due 8/1/2023 - maturity value of $2,919,430 for an effective yield of 5.300% (collateralized by U.S. Treasuries (including strips) with coupon rates ranging from 0.875% to 1.875% and due dates ranging from 2/28/2029 to 11/15/2030, valued at $280,471,444)		$2,919,000	$2,919,000
Putnam Government Money Market Fund Class P 4.96%(AFF)	Shares	2,103,840	2,103,840

Total short-term investments (cost $5,022,840)			$5,022,840
TOTAL INVESTMENTS

Total investments (cost $104,940,501)			$104,802,699

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	CDX NA HY Series 40 Index	B+/P	$9,140	$2,300,000	$80,707	6/20/28	500 bp — Quarterly	$103,264

	Total		$9,140					$103,264
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Notes of the fund's portfolio
Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $106,081,664.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
Short-term investments
	Putnam Government Money Market Fund*	$2,103,840	$—	$—	$24,997	$2,103,840

	Total Short-term investments	$2,103,840	$—	$—	$24,997	$2,103,840
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $2,977,380 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $208,033 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$215,962	$—	$—
Financials	149,265	—	—

Total common stocks	365,227	—	—
Convertible bonds and notes	—	1,675,837	—
Convertible preferred stocks	—	361,636	—
Corporate bonds and notes	—	91,132,481	—
Senior loans	—	6,244,678	—
Short-term investments	2,103,840	2,919,000	—

Totals by level	$2,469,067	$102,333,632	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$94,124	$—

Totals by level	$—	$94,124	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared credit default contracts (notional)	$2,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com